SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Intelligent Fingerprinting Limited note receivable		$ 500,445
Prepayments	390,527	116,525	2,424,143
Goods and services tax receivable	40,044	57,746	83,278
Deposits	101,253	46,602
Other receivables		25,443	1,596
Total	$ 531,824	$ 746,761	$ 2,509,017